Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Financial instrument outstanding with contract amount representing credit risk
At December 31, 2014 and 2013, the following financial instruments were outstanding whose contract amounts represent credit risk:

	Contract Amount
	2014	2013

Commitments to Extend Credit	$68,742,000	$65,688,000
Standby Letters of Credit	1,762,000	1,411,000